NOTES PAYABLE (Details) (USD $)					1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Nov. 23, 2011	Sep. 30, 2011	Dec. 19, 2005 Warrant Related To Financing Agreement [Member]	Sep. 30, 2008 Warrant Related To Financing Agreement [Member]	Dec. 20, 2005 Warrant Related To Financing Agreement [Member]	Dec. 19, 2005 Warrant Related To Term Loan [Member]	Sep. 30, 2009 Warrant Related To Term Loan [Member]	Dec. 20, 2005 Warrant Related To Term Loan [Member]	Dec. 31, 2008 Sand Hill Finance LLC [Member]	Sep. 30, 2012 Sand Hill Finance LLC [Member]	Dec. 31, 2012 Sand Hill Finance LLC [Member]	Dec. 19, 2005 Sand Hill Finance LLC [Member]	Dec. 19, 2005 Sand Hill Finance LLC [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]
Line of Credit Facility [Line Items]
Concentration risk percentage															80.00%
Maximum borrowing capacity											$ 2,750,000			$ 1,800,000
Amount borrowed											1,000,000
Notes payable	2,075,331	2,059,582		1,972,544								2,059,582	2,075,331
Monthly interest rate												1.00%
Annual interest rate												12.00%
Commitment fee percentage											1.00%
Commitment fee amount											9,000
Percentage of change in securities threshold												20.00%
Change in securities threshold, amount												100,000
Class of Warrant or Right [Line Items]
Warrant term					7 years			7 years
Number of Warrants	102,342,619	102,342,619	105,012,247		25,000			120,000
Exercise price of warrant issued					1.00		0.50	1.00		0.50
Fair value of warrants						$ 16,250			$ 13,589